T. ROWE PRICE International Stock Fund
January 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 2.2%
Common Stocks 2.2%
Globant (USD) (1) 309,010 65,918
MercadoLibre (USD) (1) 124,291 238,911
Total Argentina (Cost $226,260) 304,829
BRAZIL 1.3%
Common Stocks 1.3%
B3  41,091,929 77,978
Raia Drogasil  11,896,671 43,564
WEG  5,864,745 55,606
Total Brazil (Cost $190,381) 177,148
CANADA 9.2%
Common Stocks 9.2%
Canadian National Railway (USD)  2,521,710 263,544
Constellation Software  65,872 215,427
Constellation Software, Warrants, 3/31/40 (1)(2) 75,919 —
Definity Financial (3) 1,676,478 65,924
Descartes Systems Group (USD) (1) 760,277 88,063
Element Fleet Management  8,806,613 173,000
Shopify, Class A (USD) (1) 1,666,344 194,629
Suncor Energy (USD)  4,593,157 172,519
TMX Group  2,813,272 87,068
Total Canada (Cost $904,008) 1,260,174
CAYMAN ISLANDS 0.6%
Convertible Preferred Stocks 0.6%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $13,909
(USD) (1)(2)(4) 282,204 76,359
Total Cayman Islands (Cost $13,909) 76,359
CHINA 6.4%
Common Stocks 4.1%
58.com (USD) (1)(2) 3,564,710 —
BeiGene, ADR (USD) (1)(3) 613,389 138,006

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
KE Holdings, ADR (USD)  9,092,742 158,487
PDD Holdings, ADR (USD) (1) 812,577 90,936
Shenzhou International Group Holdings (HKD)  6,006,400 45,251
Tencent Holdings (HKD)  2,362,300 124,293
556,973
Common Stocks - China A Shares 2.3%
Hongfa Technology, A Shares (CNH)  6,229,584 29,497
Kweichow Moutai, A Shares (CNH)  316,214 62,550
NARI Technology, A Shares (CNH)  26,691,695 84,670
Shandong Pharmaceutical Glass, A Shares (CNH)  11,073,772 36,668
Shenzhen Inovance Technology, A Shares (CNH)  11,549,922 95,743
309,128
Total China (Cost $613,321) 866,101
DENMARK 2.1%
Common Stocks 2.1%
Genmab (1) 363,083 71,366
Novo Nordisk, ADR (USD) (3) 2,498,811 211,025
Total Denmark (Cost $291,788) 282,391
FRANCE 7.3%
Common Stocks 7.3%
Capgemini  397,977 72,319
Dassault Aviation  564,519 127,385
Hermes International  33,466 94,129
LVMH Moet Hennessy Louis Vuitton  142,616 104,310
Safran  836,819 207,444
Sartorius Stedim Biotech  757,596 174,686
Schneider Electric  326,890 82,907
Thales  817,198 132,284
Total France (Cost $661,583) 995,464
GERMANY 6.7%
Common Stocks 6.7%
Deutsche Telekom  4,966,034 166,605
Douglas (1) 2,248,700 47,951
Evotec (1)(3) 3,998,727 35,773
SAP  1,011,322 278,694

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Schott Pharma  1,841,629 45,120
Siemens  778,734 166,942
Siemens Healthineers  2,957,613 167,863
Total Germany (Cost $725,450) 908,948
HONG KONG 0.7%
Common Stocks 0.7%
AIA Group  13,716,200 96,427
Total Hong Kong (Cost $42,029) 96,427
INDIA 5.5%
Common Stocks 5.5%
Axis Bank  11,538,691 130,740
ICICI Bank  5,430,857 78,153
InterGlobe Aviation (1) 622,863 30,931
Kotak Mahindra Bank  5,419,398 118,523
Larsen & Toubro  2,836,974 116,405
NTPC  42,729,612 159,140
NTPC Green Energy (1) 5,420,088 7,191
NTPC Green Energy, Lockup Shares (1) 5,420,088 6,831
Reliance Industries  4,154,389 60,458
Varun Beverages  6,053,887 37,420
Total India (Cost $514,712) 745,792
INDONESIA 1.6%
Common Stocks 1.6%
Bank Central Asia  214,297,700 123,796
Telkom Indonesia Persero  571,671,200 92,067
Total Indonesia (Cost $156,453) 215,863
IRELAND 1.1%
Common Stocks 1.1%
ICON (USD) (1) 747,281 148,769
Total Ireland (Cost $196,362) 148,769

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
ITALY 1.2%
Common Stocks 1.2%
Banca Mediolanum  5,282,486 70,922
DiaSorin (3) 887,415 95,049
Total Italy (Cost $145,345) 165,971
JAPAN 14.1%
Common Stocks 14.1%
Calbee  4,398,000 83,867
Chugai Pharmaceutical  3,879,400 167,260
Daiichi Sankyo  2,594,500 72,336
Disco (3) 433,600 125,494
Hamamatsu Photonics  5,189,400 64,045
Hikari Tsushin  407,800 93,153
Keyence  333,100 143,469
Kyushu Railway  3,199,700 77,807
Nextage (3)(5) 4,200,800 40,549
Nippon Sanso Holdings  622,500 17,630
Olympus  9,453,200 143,462
Recruit Holdings  2,234,000 155,916
Renesas Electronics (1) 15,610,200 209,090
Seven & i Holdings  12,693,000 202,628
Shin-Etsu Chemical  4,706,700 145,918
Sony Group  8,428,300 186,007
Total Japan (Cost $1,618,989) 1,928,631
MEXICO 0.5%
Common Stocks 0.5%
Grupo Mexico, Series B  13,330,417 65,069
Total Mexico (Cost $71,531) 65,069
NETHERLANDS 7.0%
Common Stocks 7.0%
Adyen (1) 41,167 66,448
Argenx, ADR (USD) (1) 161,409 105,744
ASML Holding  386,060 285,593
CVC Capital Partners (1) 4,992,488 118,211

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Heineken  990,662 68,829
ING Groep  3,502,323 58,211
Prosus (3) 6,534,027 249,584
Total Netherlands (Cost $558,464) 952,620
PHILIPPINES 0.6%
Common Stocks 0.6%
SM Investments  6,547,125 87,228
Total Philippines (Cost $102,653) 87,228
PORTUGAL 1.8%
Common Stocks 1.8%
Galp Energia  6,946,564 116,259
Jeronimo Martins  6,406,448 126,277
Total Portugal (Cost $195,406) 242,536
SAUDI ARABIA 0.8%
Common Stocks 0.8%
Saudi National Bank  12,670,334 115,410
Total Saudi Arabia (Cost $116,978) 115,410
SINGAPORE 0.7%
Common Stocks 0.7%
Sea, ADR (USD) (1) 818,185 99,647
Total Singapore (Cost $33,293) 99,647
SOUTH KOREA 1.1%
Common Stocks 1.1%
LG Chem (1) 194,865 31,604
Samsung Electronics  3,401,454 121,479
Total South Korea (Cost $141,653) 153,083

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
SPAIN 0.7%
Common Stocks 0.7%
Amadeus IT Group  1,219,695 89,254
Total Spain (Cost $53,766) 89,254
SWEDEN 2.1%
Common Stocks 2.1%
Assa Abloy, Class B  3,095,571 94,837
Essity, Class B  7,823,391 198,133
Total Sweden (Cost $241,930) 292,970
SWITZERLAND 6.4%
Common Stocks 6.4%
Alcon  1,554,492 141,853
Cie Financiere Richemont, Class A  1,003,232 193,944
Julius Baer Group  2,371,123 166,605
Nestle  1,792,262 152,236
Partners Group Holding  93,767 142,446
Sonova Holding  232,318 81,052
Total Switzerland (Cost $605,366) 878,136
TAIWAN 6.7%
Common Stocks 6.7%
Accton Technology  1,817,000 41,725
Taiwan Semiconductor Manufacturing  26,243,000 875,810
Total Taiwan (Cost $106,278) 917,535
UNITED KINGDOM 6.8%
Common Stocks 6.8%
AstraZeneca, ADR (USD)  2,438,568 172,553
Bridgepoint Group  15,051,333 70,374
Experian  1,461,264 71,981
Hiscox  7,185,508 96,924
London Stock Exchange Group  575,490 85,638
Prudential  15,961,648 132,832
RELX  1,062,081 52,739

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Segro  5,519,051 48,797
Smith & Nephew  6,977,860 88,487
Unilever (EUR)  1,831,426 104,836
925,161
Convertible Preferred Stocks 0.0%
Yulife Holdings, Series C, Acquisition Date: 10/11/22,
Cost $5,669 (1)(2)(4) 286,782 4,317
4,317
Total United Kingdom (Cost $789,507) 929,478
UNITED STATES 2.7%
Common Stocks 2.7%
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $23,865 (1)
(2)(4) 14,001 18,530
Coupang (1) 2,398,986 56,400
Linde  158,473 70,698
Mastercard, Class A  82,899 46,045
Waste Connections  929,534 170,820
362,493
Convertible Preferred Stocks 0.0%
Canva, Series A, Acquisition Date: 11/4/21, Cost $1,408 (1)
(2)(4) 826 1,093
Canva, Series A-3, Acquisition Date: 11/4/21, Cost $58 (1)
(2)(4) 34 45
Canva, Series A-4, Acquisition Date: 11/4/21, Cost $5 (1)(2)
(4) 3 4
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $4 (1)(2)
(4) 2 3
1,145
Total United States (Cost $199,710) 363,638
VIETNAM 0.5%
Common Stocks 0.5%
Asia Commercial Bank  37,043,700 39,932
FPT  3,799,600 23,147
Total Vietnam (Cost $58,506) 63,079

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.4%
Money Market Funds 1.4%
T. Rowe Price Government Reserve Fund, 4.44% (5)(6) 185,250,981 185,251
Total Short-Term Investments (Cost $185,251) 185,251
SECURITIES LENDING COLLATERAL 0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 4.44% (5)(6) 71,768,651 71,769
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 71,769
Total Securities Lending Collateral (Cost $71,769) 71,769
Total Investments in Securities  100.3%
(Cost $9,832,651) $ 13,679,570
Other Assets Less Liabilities (0.3)% (40,972)
Net Assets 100.0% $ 13,638,598
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) All or a portion of this security is on loan at January 31, 2025.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $100,351 and represents 0.7% of net assets.
(5) Affiliated Companies

T. ROWE PRICE International Stock Fund

.
.
.
.
.
.
.
.
.
.
(6) Seven-day yield
ADR American Depositary Receipts
CHF Swiss Franc
CNH Offshore China Renminbi
EUR Euro
HKD Hong Kong Dollar
OTC Over-the-counter
USD U.S. Dollar

T. ROWE PRICE International Stock Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
Julius Baer Group, Call,
4/17/25 @ 68.00 (CHF) 1,951 12,545 (315)
JPMorgan Chase
Sartorius Stedim Biotech,
Call, 3/21/25 @ 230.00
(EUR) 646 14,432 (627)
Morgan Stanley
Sea, Call, 2/21/25 @
$130.00 594 7,234 (99)
Total Options Written (Premiums $(843)) $ (1,041)

T. ROWE PRICE International Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Nextage  $ (752) $ 1,050 $ 750
T. Rowe Price Government Reserve Fund,
4.44% — — 1,815 ++
Totals $ (752) # $ 1,050 $ 2,565 +
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
1/31/25
Nextage  $ * $ 1,293 $ 1,540 $ 40,549
T. Rowe Price Government
Reserve Fund, 4.44% 373,230 ¤ ¤ 257,020
Total $ 297,569 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2,565 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $328,073.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE International Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Stock Fund  (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE International Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE International Stock Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on January 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F37-054Q1 01/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,492,714 $ 10,829,485 $ 18,530 $ 13,340,729
Convertible Preferred Stocks — — 81,821 81,821
Short-Term Investments 185,251 — — 185,251
Securities Lending Collateral 71,769 — — 71,769
Total $ 2,749,734 $ 10,829,485 $ 100,351 $ 13,679,570
Liabilities
Options Written $ — $ 1,041 $ — $ 1,041